Expense Example	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	677	893	1,126	1,795	190	632	1,099	2,394	89	282	491	1,094	76	237	411	918	688	928	1,187	1,924	196	606	1,042	2,254	82	255	444	990	80	249	433	966